ACQUISITIONS AND DISPOSALS (Summary of Recognized Gain On Disposal (Details) - CHS ¥ in Thousands, $ in Thousands	Nov. 19, 2020 CNY (¥)	Nov. 19, 2020 USD ($)	Nov. 19, 2019 USD ($)
Business Acquisition [Line Items]
Cash proceeds	¥ 247,803		$ 37,977
Settlement of amount due from CHS	(602)		(92)
Commission fee	(44,039)		(6,749)
Fair value of retained noncontrolling investment	22,925		3,513
Disposition of net assets	(235,714)	$ (36,124)	(36,124)
Foreign currency translation	(5,267)		(808)
Loss on disposal of CHS	¥ (14,894)		$ (2,283)